Statements of Changes In Shareholders' Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Balance	$ 244,358	$ 236,346	$ 265,565
Balance (in shares)	37,551,191
Shares issued on exercise of options	$ 3,955	$ 6,908	$ 3,288
Shares issued on exercise of options (in shares)	635,800	1,104,500	471,869
Cancellation of shares			$ (6,258)
Stock-based compensation expenses	$ 3,320	$ 1,424	1,223
Net income (loss)	(13,254)	3,944	(9,534)
Cash dividends declared ($0.28 per share in 2016, $0.28 per share in 2017)		(10,514)	(10,205)
Cash dividends reversal			3
Cash dividends paid	(51)	(61)
Accumulated other comprehensive loss	(10,437)	6,311	(7,736)
Balance	$ 227,891	$ 244,358	236,346
Balance (in shares)	38,186,991	37,551,191
Common Stock
Condensed Financial Statements, Captions [Line Items]
Balance	$ 376	$ 364	$ 367
Balance (in shares)	37,551,191	36,446,691	36,699,572
Shares issued on exercise of options	$ 6	$ 12	$ 4
Shares issued on exercise of options (in shares)	635,800	1,104,500	471,869
Cancellation of shares			$ (7)
Cancellation of shares (in shares)			(724,750)
Balance	$ 382	$ 376	$ 364
Balance (in shares)	38,186,991	37,551,191	36,446,691
Additional Paid-in Capital
Condensed Financial Statements, Captions [Line Items]
Balance	$ 249,856	$ 241,536	$ 243,280
Shares issued on exercise of options	3,949	6,896	3,284
Cancellation of shares			(6,251)
Stock-based compensation expenses	3,320	1,424	1,223
Balance	257,125	249,856	241,536
Retained Earnings (Accumulated Deficit)
Condensed Financial Statements, Captions [Line Items]
Balance	(24)	6,607	26,343
Net income (loss)	(13,254)	3,944	(9,534)
Cash dividends declared ($0.28 per share in 2016, $0.28 per share in 2017)		(10,514)	(10,205)
Cash dividends reversal			3
Cash dividends paid	(51)	(61)
Balance	(13,329)	(24)	6,607
Accumulated Other Comprehensive Loss
Condensed Financial Statements, Captions [Line Items]
Balance	(5,850)	(12,161)	(4,425)
Accumulated other comprehensive loss	(10,437)	6,311	(7,736)
Balance	(16,287)	(5,850)	(12,161)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Balance	$ 244,358	236,346	265,565
Balance (in shares)	37,551,191
Shares issued on exercise of options	$ 3,955	6,908	3,288
Cancellation of shares			(6,258)
Stock-based compensation expenses	3,320	1,424	1,223
Net income (loss)	(13,254)	3,944	(9,534)
Cash dividends declared ($0.28 per share in 2016, $0.28 per share in 2017)		(10,514)	(10,205)
Cash dividends reversal		(61)	3
Cash dividends paid	(51)
Accumulated other comprehensive loss	(10,437)	6,311	(7,736)
Balance	$ 227,891	$ 244,358	236,346
Balance (in shares)	38,186,991	37,551,191
Parent Company | Common Stock
Condensed Financial Statements, Captions [Line Items]
Balance	$ 376	$ 364	$ 367
Balance (in shares)	37,551,191	36,446,691	36,699,572
Shares issued on exercise of options	$ 6	$ 12	$ 4
Shares issued on exercise of options (in shares)	635,800	1,104,500	471,869
Cancellation of shares			$ (7)
Cancellation of shares (in shares)			(724,750)
Balance	$ 382	$ 376	$ 364
Balance (in shares)	38,186,991	37,551,191	36,446,691
Parent Company | Additional Paid-in Capital
Condensed Financial Statements, Captions [Line Items]
Balance	$ 249,856	$ 241,536	$ 243,280
Shares issued on exercise of options	3,949	6,896	3,284
Cancellation of shares			(6,251)
Stock-based compensation expenses	3,320	1,424	1,223
Balance	257,125	249,856	241,536
Parent Company | Retained Earnings (Accumulated Deficit)
Condensed Financial Statements, Captions [Line Items]
Balance	(24)	6,607	26,343
Net income (loss)	(13,254)	3,944	(9,534)
Cash dividends declared ($0.28 per share in 2016, $0.28 per share in 2017)		(10,514)	(10,205)
Cash dividends reversal		(61)	3
Cash dividends paid	(51)
Balance	(13,329)	(24)	6,607
Parent Company | Accumulated Other Comprehensive Loss
Condensed Financial Statements, Captions [Line Items]
Balance	(5,850)	(12,161)	(4,425)
Accumulated other comprehensive loss	(10,437)	6,311	(7,736)
Balance	$ (16,287)	$ (5,850)	$ (12,161)